Acquisitions and Other Transactions - Acquisition of Mineral Rights with Continental Resources, Inc. - U.S (Details) - Mineral Rights With Continental Resources Inc - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about business combination [line items]
Total contributions made	$ 2.8	$ 5.3	$ 4.4	$ 19.1
Total cumulative investment			$ 41.9